Related Party (Tables)	3 Months Ended
Mar. 31, 2016
Related Party (Tables) [Abstract]
Related Party Disclosure Tables [Text Block]
Service Agreements, Lease Agreements and Products
	For the three months endedMarch 31, 2016		For the three months endedMarch 31, 2015		March 31, 2016		December 31, 2015
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements
Fresenius SE	48	5.275	47	6.323	107	2.461	422	3.185
Fresenius SE affiliates	831	20.410	2.034	18.204	608	4.354	2.104	4.079
Equity method investees	4.905	-	2.793	-	5.349	-	10.180	-
Total	$5.784	$25.685	$4.874	$24.527	$6.064	$6.815	$12.706	$7.264

Lease Agreements
Fresenius SE	-	2.537	-	2.393	-	-	-	-
Fresenius SE affiliates	-	3.750	-	3.694	-	-	-	-
Total	$-	$6.287	$-	$6.087	$-	$-	$-	$-

Products
Fresenius SE	2	-	2	-	-	-	-	-
Fresenius SE affiliates	6.048	10.911	6.720	9.309	7.390	2.763	8.774	3.768
Equity method investees	-	110.595	-	5.822	-	84.253	-	8.253
Total	$6.050	$121.506	$6.722	$15.131	$7.390	$87.016	$8.774	$12.021